Income Taxes (Net Operating Losses Carryforwards by Expiration Date) (Detail) ¥ in Billions	Mar. 31, 2018 JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
Net operating loss carryforwards	¥ 723
2019
Defined Benefit Plan Disclosure [Line Items]
Net operating loss carryforwards	4
2023
Defined Benefit Plan Disclosure [Line Items]
Net operating loss carryforwards	16
2024 and Thereafter
Defined Benefit Plan Disclosure [Line Items]
Net operating loss carryforwards	¥ 703